United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-02889

                          Alliance Government Reserves
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


ALLIANCE GOVERNMENT RESERVES


Alliance Capital [LOGO](R)


ANNUAL REPORT
JUNE 30, 2003

STATEMENT OF NET ASSETS
June 30, 2003

                                                   Alliance Government Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security                             Yield               Value
-------------------------------------------------------------------------------
                 U.S. GOVERNMENT
                 AGENCIES-57.8%
                 FEDERAL NATIONAL
                 MORTGAGE
                 ASSOCIATION-26.4%
$  14,000        9/03/03                               0.95%     $   13,976,356
  260,000        10/28/04 FRN                          0.99         259,862,186
  100,000        8/20/03                               1.01          99,843,056
   90,000        10/14/03                              1.04          89,727,000
  137,000        9/10/03                               1.05         136,716,296
   20,000        10/22/03                              1.05          19,934,083
  165,000        8/13/03                               1.06         164,776,131
   50,000        8/19/03                               1.06          49,919,014
  120,000        8/27/03                               1.06         119,782,292
  160,000        10/15/03                              1.07         159,516,522
  193,000        7/06/04                               1.11         193,000,000
  100,000        7/02/03                               1.15          99,996,819
   20,000        7/21/03                               1.15          19,987,222
  150,000        9/24/03                               1.15         149,640,521
  270,000        7/30/04 FRN                           1.16         269,896,965
  125,000        9/17/03                               1.17         124,688,542
   90,000        5/07/04                               1.38          90,000,000
  107,000        4/19/04                               1.40         107,000,000
                                                                 --------------
                                                                  2,168,263,005
                                                                 --------------
                 FEDERAL HOME
                 LOAN MORTGAGE
                 CORP.-19.3%
   30,000        9/25/03                               0.89          29,936,217
   10,000        9/25/03                               0.90           9,978,500
   50,000        9/30/03                               1.05          49,853,389
  100,000        10/30/03                              1.06          99,643,722
  110,000        10/31/03                              1.07         109,601,128
   90,000        9/30/03                               1.11          89,747,475
   75,000        8/14/03                               1.14          74,895,500
   75,000        9/02/03                               1.14          74,850,375
   50,000        9/05/03                               1.14          49,895,958
  170,000        9/19/03                               1.14         169,569,333
  100,000        7/11/03                               1.15          99,968,194
   65,000        7/15/03                               1.15          64,970,931
   90,000        7/31/03                               1.15          89,913,750
   15,000        8/14/03                               1.15          14,978,917
   20,000        8/18/03                               1.15          19,969,333
  115,000        9/12/03                               1.15         114,732,637
   40,000        7/03/03                               1.16          39,997,444
   30,000        8/25/03                               1.16          29,947,292
   65,000        8/29/03                               1.16          64,877,493
   50,000        7/03/03                               1.17          49,996,764
  145,000        9/04/03                               1.17         144,696,531
   90,000        9/11/03                               1.17          89,790,300
                                                                 --------------
                                                                  1,581,811,183
                                                                 --------------
                 FEDERAL HOME
                 LOAN BANK-8.8%
   32,000        9/10/03                               0.93          31,941,306
   25,000        9/15/03                               0.93          24,950,917
  300,000        9/27/04 FRN                           0.99         299,850,575
   45,000        9/26/03                               1.14          44,876,569
   32,310        8/27/03                               1.15          32,251,169
   45,000        7/07/03                               1.18          45,024,459
   51,855        9/15/03                               1.18          52,275,434
  193,000        7/06/04                               1.23         193,000,000
                                                                 --------------
                                                                    724,170,429
                                                                 --------------
                 STUDENT LOAN
                 MARKETING
                 ASSOCIATION-3.0%
  250,000        8/21/03 FRN                           1.21         249,996,612
                                                                 --------------
                 FEDERAL FARM
                 CREDIT BANK-0.3%
   21,000        9/08/03                               1.05          20,957,738
                                                                 --------------
                 Total U.S. Government
                 Agencies (amortized cost
                 $4,745,198,967)                                  4,745,198,967
                                                                 --------------
                 REPURCHASE
                 AGREEMENTS-42.2%
                 ABN AMRO
   75,000        1.20%, dated 4/21/03,
                 due 7/30/03 in the
                 amount of $75,250,000
                 (cost $75,000,000;
                 collateralized by
                 $69,753,000 FNMA,
                 5.25%, due 8/01/12, value
                 $76,500,150) (a)                      1.20          75,000,000
                 ABN AMRO
   65,000        1.21%, dated 4/24/03,
                 due 7/21/03 in the
                 amount of $65,192,256
                 (cost $65,000,000;
                 collateralized by
                 $59,038,000 FNMAs,
                 5.25% to 7.125%, due
                 6/15/10 to 8/01/12, value
                 $66,300,331) (a)                      1.21          65,000,000

                                                   Alliance Government Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security                             Yield               Value
-------------------------------------------------------------------------------
                 ABN AMRO
$ 100,000        1.21%, dated 4/17/03,
                 due 7/25/03 in the
                 amount of $100,332,750
                 (cost $100,000,000;
                 collateralized by
                 $86,948,000 FNMA,
                 6.00%, due 5/15/11, value
                 $102,000,873) (a)                     1.21%     $  100,000,000
                 ABN AMRO
  100,000        1.21%, dated 4/17/03,
                 due 7/28/03 in the
                 amount of $100,342,833
                 (cost $100,000,000;
                 collateralized by
                 $93,004,000 FNMA,
                 5.25%, due 8/01/12, value
                 $102,100,199) (a)                     1.21         100,000,000
                 Bank of Montreal
  100,000        1.17%, dated 5/30/03,
                 due 8/26/03 in the
                 amount of $100,286,000
                 (cost $100,000,000;
                 collateralized by
                 $119,556,000 FNMA,
                 6.125%, due 3/15/12, value
                 $142,800,984) (a)                     1.17         100,000,000
                 BNP Paribas
  100,000        1.02%, dated 6/20/03,
                 due 7/03/03 in the
                 amount of $100,036,833
                 (cost $100,000,000;
                 collateralized by
                 $445,223,706 FHLMCs
                 and FNMAs, 0.00%, due
                 5/01/20 to 10/01/32,
                 value $102,000,112)                   1.02         100,000,000
                 BNP Paribas
   95,000        1.18%, dated 5/19/03,
                 due 8/28/03 in the
                 amount of $95,314,503
                 (cost $95,000,000;
                 collateralized by
                 $98,596,878 FNMAs,
                 4.50% to 6.00%, due
                 10/01/17 to 6/01/33,
                 value $96,901,703) (a)                1.18          95,000,000
                 BNP Paribas
  100,000        1.18%, dated 5/30/03,
                 due 9/03/03 in the
                 amount of $100,314,667
                 (cost $100,000,000;
                 collateralized by
                 $252,302,610 FHLMC
                 and FNMAs, 0.00% to
                 6.50%, due 5/01/18
                 to 6/01/40, value
                 $102,001,428) (a)                     1.18         100,000,000
                 BNP Paribas
  125,000        1.20%, dated 3/31/03,
                 due 7/01/03 in the
                 amount of $125,383,333
                  (cost $125,000,000;
                 collateralized by
                 $145,393,050 FHLMCs
                 and FNMAs, 4.50%
                 to 6.50%, due 6/01/18
                 to 6/01/33, value
                 $127,503,679)                         1.20         125,000,000
                 Citigroup Global
                 Markets
  300,000        1.18% to 1.20%, dated
                 4/17/03 to 5/08/03, due
                 8/01/03 to 8/12/03 in the
                 amount of $300,965,625
                 (cost $300,000,000;
                 collateralized by
                 $728,364,777
                 FHLMCs and FNMAs,
                 2.345% to 9.00%, due
                 6/01/08 to 5/01/40,
                 value $306,972,151) (a)          1.18-1.20         300,000,000
                 CS First Boston Corp.
  100,000        1.18%, dated 5/19/03,
                 due 8/19/03 in the
                 amount of $100,301,556
                 (cost $100,000,000;
                 collateralized by
                 $297,973,255 FHLMCs,
                 0.00%, due 9/01/20 to
                 11/01/32, value
                 $102,002,343) (a)                     1.18         100,000,000

                                                   Alliance Government Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security                             Yield               Value
-------------------------------------------------------------------------------
                 CS First Boston Corp.
$  90,000        1.22%, dated 4/16/03,
                 due 7/23/03 in the
                 amount of $90,298,900
                 (cost $90,000,000;
                 collateralized by
                 $198,737,210 FHLMCs,
                 0.00%, due 8/01/23
                 to 6/01/36, value
                 $91,800,624) (a)                      1.22%     $   90,000,000
                 Deutsche Bank
  400,000        1.03% to 1.20%, dated
                 5/05/03 to 6/20/03, due
                 7/07/03 to 8/25/03 in the
                 amount of $401,091,319
                 (cost $400,000,000;
                 collateralized by
                 $524,027,061 FNMAs
                 and GNMA, 2.947% to
                 6.50%, due 1/01/12 to
                 11/01/42, value
                 $408,000,000) (a)                1.03-1.20         400,000,000
                 Goldman Sachs & Co.
  400,000        1.12% to 1.25%, dated
                 4/17/03 to 6/30/03,
                 due 7/01/03 to 7/29/03
                 in the amount of
                 $400,428,056
                 (cost $400,000,000;
                 collateralized by
                 $525,564,196 FNMAs,
                 5.00% to 7.50%, due
                 12/01/10 to 7/01/33, value
                 $408,000,000) (a)                1.12-1.25         400,000,000
                 Lehman Brothers, Inc.
   75,000        1.18%, dated 5/19/03,
                 due 8/22/03 in the
                 amount of $75,233,542
                 (cost $75,000,000;
                 collateralized by
                 $101,611,594 FHLMCs
                 and FNMAs, 0.00%,
                 due 2/01/24 to 1/01/40,
                 value $76,498,669) (a)                1.18          75,000,000
                 Lehman Brothers, Inc.
   50,000        1.20%, dated 4/14/03,
                 due 7/16/03 in the
                 amount of $50,155,000
                 (cost $50,000,000;
                 collateralized by
                 $77,498,641 FHLMCs
                 and FNMAs, 0.00%,
                 due 1/01/23 to 1/01/40,
                 value $51,000,569) (a)                1.20          50,000,000
                 Lehman Brothers, Inc.
   50,000        1.20%, dated 4/14/03,
                 due 7/17/03 in the
                 amount of $50,156,667
                 (cost $50,000,000;
                 collateralized by
                 $118,464,054 FHLMCs
                 and FNMAs, 0.00%,
                 due 12/01/18 to 1/01/37,
                 value $50,999,427) (a)                1.20          50,000,000
                 Lehman Brothers, Inc.
   50,000        1.20%, dated 4/14/03,
                 due 7/18/03 in the
                 amount of $50,158,333
                 (cost $50,000,000;
                 collateralized by
                 $97,093,149 FHLMCs
                 and FNMAs, 0.00%,
                 due 11/01/16 to 6/01/33,
                 value $51,000,964) (a)                1.20          50,000,000
                 Lehman Brothers, Inc.
   75,000        1.22%, dated 4/16/03,
                 due 7/24/03 in the
                 amount of $75,251,625
                 (cost $75,000,000;
                 collateralized by
                 $116,741,106 FHLMCs
                 and FNMAs, 0.00%,
                 due 1/01/18 to 2/01/41,
                 value $76,498,093) (a)                1.22          75,000,000

                                                   Alliance Government Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security                             Yield               Value
-------------------------------------------------------------------------------
                 MIZUHO
$  75,000        1.04%, dated 6/13/03,
                 due 8/12/03 in the
                 amount of $75,130,000
                 (cost $75,000,000;
                 collateralized by
                 $76,408,000 FHLMC,
                 U.S. Treasury Bonds
                 and U.S. Treasury Note,
                 0.00% to 13.25%, due
                 8/15/03 to 2/15/31,
                 value $76,500,578) (a)                1.04%     $   75,000,000
                 MIZUHO
  100,000        1.19%, dated 5/05/03,
                 due 8/04/03 in the
                 amount of $100,300,806
                 (cost $100,000,000;
                 collateralized by
                 $90,881,000 FFCBs,
                 FHLBs, FHLMCs,
                 FICO, FNMAs, SLMA,
                 U.S. Treasury Bonds
                 and U.S. Treasury Notes,
                 0.00% to 12.50%, due
                 7/16/03 to 8/15/28, value
                 $102,000,352) (a)                     1.19         100,000,000
                 Morgan Stanley
                 Dean Witter
  350,000        1.16% to 1.19%, dated
                 4/07/03 to 5/19/03, due
                 7/08/03 to 8/18/03 in the
                 amount of $351,055,897
                 (cost $350,000,000;
                 collateralized by
                 $428,653,610 FHLMC
                 and FNMAs, 3.625%
                 to 7.125%, due 4/15/04
                 to 4/01/33, value
                 $357,001,543) (a)                1.16-1.19         350,000,000
                 Prudential
                 Securities, Inc.
   75,000        1.10%, dated 6/13/03,
                 due 7/07/03 in the
                 amount of $75,055,000
                 (cost $75,000,000;
                 collateralized by
                 $269,406,102  FHLMC,
                 FNMAs, and U.S.
                 Treasury Note, 4.236%
                 to 6.125%, due 8/15/07
                 to 6/01/33, value
                 $76,500,042)                          1.10          75,000,000
                 Prudential
                 Securities, Inc.
  100,000        1.19%, dated 5/19/03,
                 due 8/20/03 in the
                 amount of $100,307,417
                 (cost $100,000,000;
                 collateralized by
                 $130,229,821 FHLMC,
                 FHLB, FNMAs, and
                 U.S. Treasury Note,
                 2.625% to 7.36%, due
                 5/15/08 to 2/01/33, value
                 $102,002,512) (a)                     1.19         100,000,000
                 State Street Bank
                 and Trust Co.
   38,600        1.05%, dated 6/30/03,
                 due 7/01/03 in the
                 amount of $38,601,126
                 (cost $38,600,000;
                 collateralized by
                 $39,450,000 U.S.
                 Treasury Notes, 1.75%,
                 due 12/31/04, value
                 $39,764,338)                          1.05          38,600,000
                 UBS WARBURG
   40,000        0.91%, dated 6/23/03,
                 due 9/22/03 in the
                 amount of $40,092,011
                 (cost $40,000,000;
                 collateralized by
                 $91,000,000 FNMAs,
                 0.00%, due 6/01/30
                 to 12/01/32,  value
                 $40,802,212) (a)                      0.91          40,000,000

                                                   Alliance Government Reserves
_______________________________________________________________________________

 Principal
   Amount
   (000)         Security                             Yield               Value
-------------------------------------------------------------------------------
                 UBS Warburg
$  50,000        0.92%, dated 6/20/03,
                 due 9/18/03 in the
                 amount of $50,115,000
                 (cost $50,000,000;
                 collateralized by
                 $189,047,116  FNMAs,
                 0.00%, due 6/01/30
                 to 1/01/33, value
                 $51,002,861) (a)                      0.92%     $   50,000,000
                 UBS Warburg
  100,000        1.18%, dated 4/09/03,
                 due 7/10/03 in the
                 amount of $100,301,556
                 (cost $100,000,000;
                 collateralized by
                 $119,100,000 FNMA,
                 0.00%, due 7/01/33,
                 value $102,001,174) (a)               1.18         100,000,000
                 UBS Warburg
   90,000        1.23%, dated 4/16/03,
                 due 7/22/03 in the
                 amount of $90,298,275
                 (cost $90,000,000;
                 collateralized by
                 $258,594,715 FNMAs,
                 0.00%, due 11/01/29
                 to 12/01/32, value
                 $91,800,192 (a)                       1.23          90,000,000
                                                                 --------------
                 Total Repurchase
                 Agreements
                 (amortized cost
                 $3,468,600,000)                                  3,468,600,000
                                                                 --------------
                 TOTAL INVESTMENTS-100.0%
                 (amortized cost
                 $8,213,798,967)                                  8,213,798,967
                 Other assets less
                 liabilities-0.0%                                       (29,710)
                                                                 --------------
                 NET ASSETS-100%
                 (offering and redemption
                 price of $1.00 per share;
                 8,214,200,945 shares
                 outstanding)                                    $8,213,769,257
                                                                 ==============


-------------------------------------------------------------------------------

(a)  Repurchase agreements which are terminable within 7 days.

Glossary of Terms:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FICO - Financing Corp.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

SLMA - Student Loan Marketing Association

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2003
                                                   Alliance Government Reserves
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                       $ 127,250,891

EXPENSES
  Advisory fee (Note B)                             38,873,340
  Distribution assistance and administrative
    service (Note C)                                36,488,245
  Transfer agency (Note B)                           7,034,024
  Printing                                           1,279,648
  Custodian fees                                       687,275
  Registration fees                                    137,231
  Audit and legal fees                                  94,781
  Trustees' fees                                        14,000
  Miscellaneous                                         46,421
                                                  -------------

  Total expenses                                    84,654,965
  Less: expense offset arrangement
    (Note B)                                              (878)
  Less: expense reimbursement (Note B)                (380,000)
                                                  -------------
  Net expenses                                                      84,274,087
                                                                  -------------
  Net investment income                                             42,976,804

REALIZED GAIN ON INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                          27,447
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $  43,004,251
                                                                 =============



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  Year Ended       Year Ended
                                                 June 30, 2003    June 30, 2002
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $   42,976,804   $  112,366,698
  Net realized gain on investment
    Transactions                                        27,447          156,254
                                                --------------   --------------
  Net increase in net assets from
    Operations                                      43,004,251      112,522,952

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                            (42,976,804)    (112,366,698)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                            413,839,913      607,996,955
                                                --------------   --------------
  Total increase                                   413,867,360      608,153,209

NET ASSETS
  Beginning of period                            7,799,901,897    7,191,748,688
                                                --------------   --------------
  End of period                                 $8,213,769,257   $7,799,901,897
                                                ==============   ==============


-------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003
                                                   Alliance Government Reserves
_______________________________________________________________________________

NOTE A: Significant Accounting Policies

Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2003, the reimbursement amounted to $380,000.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,381,291 for the year ended June 30, 2003.

For the year ended June 30, 2003, the Portfolio's expenses were reduced by $878 under an expense offset arrangement with AGIS.

                                                   Alliance Government Reserves
_______________________________________________________________________________

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2003, the distribution fee amounted to $21,068,522. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2003, such payments by the Portfolio amounted to $15,419,723, of which $151,000 was paid to the Adviser.

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The Portfolio utilized $27,447 of capital loss carryforward and $431,688 expired during the current year. At June 30, 2003 the Portfolio had no capital loss carryforward. The dividends paid by the Portfolio for the years ended June 30, 2003 and 2002 are deemed to be ordinary income for federal income tax purposes.

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2003, capital paid-in aggregated $8,213,769,257. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                 June 30, 2003    June 30, 2002
                                                ==============   ==============
Shares sold                                      5,860,560,676    5,604,291,118
Shares issued on reinvestments of dividends         42,976,804      112,366,698
Shares redeemed                                 (5,489,697,567)  (5,108,660,861)
                                                --------------   --------------
Net increase                                       413,839,913      607,996,955
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                                   Alliance Government Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .005         .015         .049         .047         .042

LESS: DIVIDENDS
Dividends from net investment income           (.005)       (.015)       (.049)       (.047)       (.042)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on net
   asset value (b)                               .51%        1.49%        5.05%        4.82%        4.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $8,214       $7,800       $7,192       $5,867       $5,583
Ratio to average net assets of:
   Expenses, net of waivers and
      reimbursements                            1.00%        1.00%        1.00%        1.00%        1.00%
   Expenses, before waivers and
      reimbursements                            1.00%        1.01%        1.01%        1.03%        1.02%
   Net investment income (a)                     .51%        1.48%        4.89%        4.74%        4.18%



-------------------------------------------------------------------------------

(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT AUDITORS

                                                   Alliance Government Reserves
_______________________________________________________________________________


To the Board of Trustees and Shareholders of Alliance Government Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Government Reserves, a portfolio of Alliance Government Reserves (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                                                   Alliance Government Reserves
_______________________________________________________________________________


Alliance Government Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
John J. Kelley, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
Raymond J. Papera, Senior Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


-------------------------------------------------------------------------------

(1)  Members of the Audit Committee.

                                                   Alliance Government Reserves
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                              PORTFOLIOS
                                                                                IN FUND             OTHER
        NAME, AGE,                          PRINCIPAL                           COMPLEX         DIRECTORSHIPS
     ADDRESS OF TRUSTEE                    OCCUPATION(S)                      OVERSEEN BY          HELD BY
     (YEARS OF SERVICE)                 DURING PAST 5 YEARS                     TRUSTEE            TRUSTEE
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

John D. Carifa, 58,               President, Chief Operating Officer and a          113             None
1345 Avenue of the Americas,      Director of ACMC**, with which he has been
New York, NY 10105 (14)           associated since prior to 1998.

DISINTERESTED TRUSTEES

Sam Y. Cross, 76                  Formerly Executive Vice President of The           15             None
4046 Chancery Court, N.W.,        Federal Reserve Bank of New York and
Washington, DC 20007 (11)         manager for foreign operations for
                                  The Federal Reserve System.

Charles H.P. Duell, 65            President of Middleton Place Foundation            15             None
Middleton Place Foundation,       and President of the Middleton Inn Company
4300 Ashley River Road,           with which he has been associated since prior
Charleston, South Carolina 29414  to 1998. He is also a Trustee Emeritus of the
(18)                              National Trust for Historic Preservation and
                                  formerly a Director of the Grand Teton Lodge
                                  Company and GRC, International and
                                  Chairman of The Board of Architectural
                                  Review of the City of Charleston.

William H. Foulk, Jr., 70         An Investment Adviser and an Independent          110             None
2 Sound View Drive,               Consultant. He was formerly Senior Manager
Suite 100,                        of Barrett Associates, Inc., a registered
Greenwich, CT 06830 (19)          investment adviser, with which he had
                                  been associated since prior to 1998. He was
                                  formerly Deputy Comptroller of the State
                                  of New York and, prior thereto, Chief
                                  Investment Officer of the New York Bank
                                  for Savings.

David K. Storrs, 59               President of Alternative Investment Group,         15             None
65 South Gate Lane,               LLC (an investment firm). He was formerly
Southport, CT 06890 (14)          President of The Common Fund (investment
                                  management for educational institutions)
                                  with which he had been associated since
                                  prior to 1998.

Shelby White, 64,                 An author and financial journalist.                15             None
One Sutton Place South,
New York, NY 10022 (11)


                                                   Alliance Government Reserves
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



     NAME, ADDRESS*               POSITION(S) HELD                           PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                               DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

John D. Carifa, 58                Chairman                        See biography above.

Susan L. Matteson, 40             President                       Senior Vice President of ACMC** and President of
                                                                  Alliance Cash Management Services with which
                                                                  she has been associated since prior to 1998.

Kathleen A. Corbet, 43            Senior Vice President           Executive Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

John J. Kelley, 43                Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

Drew A. Biegel, 52                Senior Vice President           Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

John R. Bonczek, 43               Senior Vice President           Senior Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Patricia Ittner, 52               Senior Vice President           Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Robert I. Kurzweil, 52            Senior Vice President           Vice President of ABIRM** with which he has been
                                                                  associated since prior to 1998.

Doris T. Muller, 39               Senior Vice President           Vice President of ABIRM** with which she has been
                                                                  associated since prior to 1998.

Raymond J. Papera, 47             Senior Vice President           Senior Vice President of ACMC** with which he has
                                                                  been associated since prior to 1998.

John F. Chiodi, Jr., 37           Vice President                  Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

Maria R. Cona, 48                 Vice President                  Vice President of ACMC** with which she has been
                                                                  associated since prior to 1998.

Joseph C. Dona, 42                Vice President                  Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.

William J. Fagan, 41              Vice President                  Assistant Vice President of ACMC** with which he
                                                                  has been associated since prior to 1998.


                                                   Alliance Government Reserves
_______________________________________________________________________________


     NAME, ADDRESS*               POSITION(S) HELD                           PRINCIPAL OCCUPATION
        AND AGE                      WITH FUND                               DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Linda N. Kelley, 42               Vice President                  Assistant Vice President of ACMC** with which
                                                                  she has been associated since prior to 1998.

Joseph R. LaSpina, 42             Vice President                  Vice President of ABIRM** with which he has
                                                                  been associated since prior to 1998.

Edmund P. Bergan, Jr., 53         Secretary                       Senior Vice President and the General Counsel of
                                                                  ABIRM** and AGIS** with which he has been
                                                                  associated since prior to 1998.

Mark D. Gersten, 52               Treasurer and Chief             Senior Vice President of AGIS** and Vice President
                                  Financial Officer               of ABIRM** with which he has been associated
                                                                  since prior to 1998.

Thomas R. Manley, 51              Controller                      Vice President of ACMC** with which he has been
                                                                  associated since prior to 1998.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCE GOVERNMENT RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|

Fund Code |2| |5| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)


Distribution of this report other than to shareholders must be preceded or accompanied by the fund's current prospectus, which contains further information about the fund.


(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.


AGRAR0603




ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Government Reserves

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003